Long Term Debt - Schedule of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 19, 2014
Debt Instrument [Line Items]
Secured Term Loan (note 7(d))	$ 24,375	$ 33,075
Less: Deferred financing costs (note 7(f))	(7,100)	(10,611)
Balance	419,873	478,073
Less: Current portion of Secured Term Loan (note 7(d))	(11,525)	(7,700)
Non-current portion of Long-Term Debt	388,847	442,913
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Credit Facility (note 7(c))	39,200	40,000
Less: Current portion of Revolving Credit Facility (note 7(c))		(800)
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
2019 Notes	420,000	420,000	$ 420,000
Less repurchase of Notes (note 7(b))	(54,212)	(350)
Less original issue discount	(6,300)	(6,300)
Amortization of original issue discount	3,910	2,259
2019 Notes (note 7(b)), total balance	363,398	415,609
Less: Current portion of 2019 Notes (note 7(b))	$ (19,501)	$ (26,660)